Accrued Expenses and Other Current Liabilities (Notes)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Product Warranty Costs
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities related to continuing operations consist of the following (in thousands):

	Years Ended December 31,
	2015	2014
Employee compensation and related items	$16,856	$9,521
Professional and consulting services	5,654	3,650
Sales and use tax	1,163	268
Supplier charges	4,981	1,201
Warranty	1,592	981
Other	6,498	3,229
Total accrued expenses and other current liabilities	$36,744	$18,850

Product Warranty Costs
The Company provides a four-year warranty on its PDMs sold in the United States and a five-year warranty on its PDMs sold in Canada and may replace any OmniPods that do not function in accordance with product specifications. The Company estimates its warranty at the time the product is shipped based on historical experience and the estimated cost to service the claims. Warranty expense is recorded in cost of goods sold on the statement of operations. Cost to service the claims reflects the current product cost which has been decreasing over time. As these estimates are based on historical experience, and the Company continues to introduce new products and versions, the Company also considers the anticipated performance of the product over its warranty period in estimating warranty reserves.
A reconciliation of the changes in the Company’s product warranty liability is as follows (in thousands):

	Years Ended December 31,
	2015	2014
Balance at the beginning of the period	$2,614	$3,090
Warranty expense	4,964	1,665
Warranty claims settled	(3,426)	(2,141)
Balance at the end of the period	$4,152	$2,614

	As of
	December 31, 2015	December 31, 2014
Composition of balance:
Short-term	$1,592	$981
Long-term	2,560	1,633
	$4,152	$2,614